Document and Entity Information	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 25, 2023
Entity Registrant Name	MOSAIC CO
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32327
Entity Tax Identification Number	20-1026454
Entity Address, Address Line One	101 East Kennedy Blvd.
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Tampa,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	800
Local Phone Number	918-8270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	MOS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001285785
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed by The Mosaic Company ("Mosaic") with the U.S. Securities and Exchange Commission on May 30, 2023 (the "Original Filing") relating to the Annual Meeting of Stockholders of Mosaic held on May 25, 2023. This Amendment is being filed to disclose Mosaic's decision regarding how frequently it will conduct a non-binding advisory vote on executive compensation in the future. Except as set forth herein, no other changes have been made to the Original Filing.